Deferred Revenue	12 Months Ended
Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
20. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2021	2022	2023
Deferred revenue - beginning of year	308,384	897,288	1,083,249
Additions	19,339,153	24,344,226	28,513,918
Recognition	(18,750,249)	(24,158,265)	(28,297,224)

Deferred revenue - end of year	897,288	1,083,249	1,299,943
Less: Deferred revenue, current portion	(418,227)	(389,243)	(630,997)

Deferred revenue, non-current portion	479,061	694,006	668,946

Deferred revenue represents the transaction price allocated to the performance obligations that are not yet satisfied, which primarily arises from the undelivered vehicles, charging piles, free battery charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile and charging card, services of lifetime free battery charging in XPeng-branded charging station, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB897,288, RMB1,083,249 and RMB1,299,943 as of December 31, 2021, 2022 and 2023, respectively.
The Group expects that 49% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2023 will be recognized as revenue during the period from January 1, 2024 to December 31, 2024. The remaining 51% will be substantially recognized during the period from January 1, 2025 to December 31, 2033.